Employee benefits - Types of post-employment benefits and other long-term benefits (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plan expenses recognized	€ 724	€ 828	€ 924
Annuity-based defined benefit plans, Equant plans, United Kingdom [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	330
Annuity-based defined benefit plans, senior management staff, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	205
Capital-based defined benefit plans, private-law contracts, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 838
Percentage committed (as a percent)	84.00%
Capital-based defined benefit plans, civil servants, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 33
Percentage committed (as a percent)	3.00%
French part-time for seniors plans [member]
Disclosure of defined benefit plans [line items]
Number of employees signed up | employee	31,500
Number of employees passed | employee	22,200
Estimated number of employees would participate | employee	14,200
French part-time for seniors plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Period of time employee eligible for full retirement benefits	3 years
Period of time of employment service	15 years
Percentage employees have opportunity to work whilst receiving (as a percent)	50.00%
Percentage of base salary of full-time employment (as a percent)	65.00%
Plan term	18 months
Percentage of base compensation available to be invested in time saving account (as a percent)	5.00%
French part-time for seniors plans [member] | Middle of range [member]
Disclosure of defined benefit plans [line items]
Percentage of base compensation available to be invested in time saving account (as a percent)	10.00%
French part-time for seniors plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Period of time employee eligible for full retirement benefits	5 years
Percentage employees have opportunity to work whilst receiving (as a percent)	60.00%
Percentage of base salary of full-time employment (as a percent)	80.00%
Plan term	5 years
Percentage of base compensation available to be invested in time saving account (as a percent)	15.00%